Group assets and liabilities - Provisions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Group assets and liabilities
Balance at the beginning of the year	$ 224	$ 206
Additional provisions	136	198
Unused amounts released	(4)	(10)
Utilisation during the year	(133)	(172)
Exchange differences	(5)	2
Balance at the end of the year	218	224
Provisions for staff benefits	$ 199	$ 215